SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Marketing and Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Selling and Marketing Expense	$ 1,279,600	$ 625,900